Capital Assets	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

15. Capital Assets

		December 31, 2015
	Cost	Accumulated amortization	Net book value

Land and improvements	$122,291	$-	$122,291
Buildings and improvements	255,967	71,455	184,512
Vehicles and equipment	921,931	459,607	462,324
Containers and compactors	366,000	212,581	153,419
Furniture, fixtures and computer equipment	30,793	24,228	6,565
	$1,696,982	$767,871	$929,111

		December 31, 2014
	Cost	Accumulated amortization	Net book value

Land and improvements	$133,716	$-	$133,716
Buildings and improvements	275,452	72,795	202,657
Vehicles and equipment	842,994	412,138	430,856
Containers and compactors	364,978	209,764	155,214
Furniture, fixtures and computer equipment	32,486	26,379	6,107
	$1,649,626	$721,076	$928,550

Capitalized interest for the year ended December 31, 2015 amounted to $103 (2014 - $682).

At December 31, 2015, assets recorded under capital lease total $542 and $3,887 (2014 - $646 and $4,528) and are recorded to land and improvements and buildings and improvements, respectively.

Impairment

In the prior year, certain processing equipment previously employed at a construction and demolition processing facility in the Company’s North segment was identified as having no future use. A combination of factors led to this conclusion, including the available market for the end product generated by the processing equipment, coupled with the Company’s inability to successfully operate the equipment at an acceptable rate of return, which was partially attributable to the supply of wood waste materials in the market of operation. The Company estimated the fair value of the processing equipment at its estimated proceeds from sale less cost to sell. The resulting impairment loss was $4,066 which was recorded to amortization expense on the statement of operations and comprehensive income or loss for the year ended December 31, 2014. To estimate the equipment’s fair value, the Company solicited quotes and information from third parties who are in the business of removing and disposing of machinery of this kind.